A Letter To Our Shareholders

Dear Shareholder:

     The past year has been one of marked contrasts for the U.S. economy and its financial markets. During the first half of the year, short-term cash equivalent investments such as Excelsior Institutional Money Fund did relatively well as interest rates rose in response to inflation fears, while longer term bonds and stocks fared poorly. As the economy slowed in the second half of the fiscal year, broad measures of stock and bond performance rallied to new highs and yields on most money market investments remained relatively stable. The Fund's annualized current 7-day yield for the period ended August 31, 1995 was 5.77% and for the same period the Fund's annualized effective 7-day yield was 5.93% after taking into account the effect of compounding.*

     The Fund's investment advisor, Citibank, N.A., manages Cash Reserves Portfolio to provide liquidity and as high a level of current income as is consistent with the preservation of capital. The Fund seeks to offer an attractive yield by investing in a high-quality portfolio of short-term domestic and foreign dollar-denominated money market instruments.

     On behalf of the Board of Trustees and staff of Excelsior Funds, I want to extend our sincere appreciation to all of our shareholders. We thank you for your confidence and participation and we look forward to continuing to help you achieve your financial goals.

/s/ Philip W. Coolidge
Philip W. Coolidge
President

October 20, 1995

*Annualized   effective  yield  is  based  upon dividends  declared  daily   and
 reinvested monthly.

The shares of the Fund are neither insured nor guaranteed by the U.S. Government. While the Fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will be able to do so on a continuing basis.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, BANK INSURANCE FUND, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY, AND INVOLVE POSSIBLE RISK TO PRINCIPAL.

Excelsior Institutional Money Fund
Statement Of Assets And Liabilities August 31, 1995

Assets:
Investment in Cash Reserves Portfolio (the 'Portfolio'), at value (Note 1)   $640,129,726
Deferred organization expenses (Note 1) ..................................        135,442
Prepaid insurance ........................................................          4,228
                                                                             ------------
    Total assets .........................................................    640,269,396
                                                                             ------------
Liabilities:
Dividends payable ........................................................      1,850,729
Shareholder servicing fees payable (Note 2) ..............................        207,987
Organization expenses payable (Note 1) ...................................         36,540
Administration fees payable (Note 2) .....................................          4,882
Sub-transfer agent fees payable (Note 2) .................................          2,105
Other accrued expenses ...................................................         56,292
                                                                             ------------
    Total liabilities ....................................................      2,158,535
                                                                             ------------
Net Assets for 638,110,861 shares of beneficial interest outstanding .....   $638,110,861
                                                                             ============
Represented by:
Paid-in capital ..........................................................   $638,110,861
                                                                             ============
Net Asset Value, Offering Price and Redemption Price Per Share ...........          $1.00
                                                                                    =====

Excelsior Institutional Money Fund
Statement Of Operations
For the Year Ended August 31, 1995

Investment Income from Portfolio (Note 1):
Interest income .......................................                   $27,695,868
Allocated expenses ....................................                      (475,299)
                                                                          -----------
    Net investment income from Portfolio ..............                    27,220,569
Expenses (Note 1):
Shareholder servicing fees (Note 2) ...................    $ 1,850,669
Legal fees ............................................         60,882
Administration fees (Note 2) ..........................         47,453
Amortization of organization expenses (Note 1) ........         42,971
Prospectus and shareholders' reports ..................         23,746
Sub-transfer agent fees (Note 2) ......................         22,746
Registration fees .....................................         21,614
Insurance expense .....................................         20,382
Auditing fees .........................................         18,100
Trustees' fees and expenses (Note 2) ..................         11,104
Miscellaneous expenses ................................          1,957
                                                           -----------
    Total expenses ....................................      2,121,624
    Less: Waiver of shareholder servicing fees (Note 2)     (1,406,147)
                                                           -----------
    Net expenses ......................................                       715,477
                                                                          -----------
    Net investment income .............................                   $26,505,092
                                                                          ===========

                       See notes to financial statements

Excelsior Institutional Money Fund
Statement Of Changes In Net Assets

                                                                                                     For the period
                                                                                                    November 8, 1993
                                                                                                     (Commencement
                                                                               For the Year Ended  of Operations) to
                                                                                August 31, 1995      August 31, 1994
                                                                                ---------------      -------------
Increase (Decrease) in Net Assets:
Net investment income from operations .......................................   $    26,505,092    $     9,304,847
                                                                                ---------------    ---------------
Dividends to shareholders from net investment income ........................       (26,505,092)        (9,304,847)
                                                                                ---------------    ---------------
Transactions in Shares of Beneficial Interest
  ($1.00 Per Share):
Net proceeds from shares sold ...............................................     8,171,328,156      3,176,813,929
Reinvestment of dividends ...................................................         4,745,191          1,402,345
Cost of shares redeemed .....................................................    (8,308,620,124)    (2,407,608,636)
                                                                                ---------------    ---------------
  Net increase (decrease) in net assets resulting from transactions in shares
    of beneficial interest ..................................................      (132,546,777)       770,607,638
                                                                                ---------------    ---------------
  Total increase (decrease) in net assets ...................................      (132,546,777)       770,607,638
Net Assets:
Beginning of period .........................................................       770,657,638             50,000
                                                                                ---------------    ---------------
End of period ...............................................................   $   638,110,861    $   770,657,638
                                                                                ===============    ===============

Excelsior Institutional Money Fund
Financial Highlights

                                                                          For the period
                                                                         November 8, 1993
                                                                          (Commencement
                                                  For the Year Ended     of Operations) to
                                                    August 31, 1995       August 31, 1994
                                                    ---------------       ---------------
Net Asset Value, beginning of period .................   $   1.00           $   1.00
Net investment income from operations ................     0.0579             0.0308
Dividends from net investment income .................    (0.0579)           (0.0308)
                                                         --------           --------
Net Asset Value, end of period .......................   $   1.00           $   1.00
                                                         ========           ========
Total Return .........................................       5.95%              3.87%(2)

Ratios:
Net investment income to average net assets (1) ......       5.59%              4.39%(2)
Expenses to average net assets (1) ...................       0.25%              0.19%(2)
Total net assets, end of period (000's omitted) ......   $638,111           $770,658

(1) Reflects the Fund's proportionate share of the Portfolio's expenses as well as voluntary fee waivers by agents of the Portfolio and the Trust. If the voluntary fee waivers had not been in place, the ratios of net investment income and expenses to average net assets would have been as follows:

Net investment income to average net assets ..........       5.16%             4.28%(2)
Expenses to average net assets .......................       0.68%             0.31%(2)

(2) Annualized.

                       See notes to financial statements

Excelsior Institutional Money Fund
Notes To Financial Statements

(1) Significant Accounting Policies

Excelsior Institutional Money Fund (the 'Fund') is a series of Excelsior Funds (the 'Trust') and is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. Signature Broker-Dealer Services, Inc., ('Signature') serves as administrator and distributor to the Fund.

It is the Fund's policy, to the extent possible, to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, valuation, dividend and distribution policies to enable it to do so.

The Fund invests all of its investable assets in Cash Reserves Portfolio (the 'Portfolio'), an open-end diversified management investment company for which Citibank, N.A. serves as Investment Advisor. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (13.4% at August 31, 1995).

The  financial   statements  of  the  Portfolio,   including  the  Portfolio  of
Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

A. Investment Valuation--Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B. Investment Income--The Fund earns interest income, net of Portfolio expenses, daily on its investment in the Portfolio. Realized gain and loss from securities transactions are recorded by the Portfolio on the identified cost basis, when recognized, and allocated to the Fund, along with net investment income, based on its investment in the Portfolio.

C. Dividends to Shareholders--Dividends from net investment income are declared daily and paid monthly. Distributions from net realized gains or losses, if any, are declared daily as income and paid monthly.

D. Federal Income Taxes--It is the policy of the Fund to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

The Fund hereby designates for income tax purposes, $30,409 of its distributions as long term capital gains.

E. Expense Allocation--The Fund bears all costs of its operations other than expenses specifically assumed by Signature. Expenses incurred by the Trust with respect to any two or more Funds in the Trust are allocated in proportion to the average net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be fairly made. Expenses directly attributable to a Fund are charged to that Fund.

F. Deferred Organization Expenses--Organization expenses have been deferred and are being amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Fund. The amount paid by the Fund on any redemption of the Fund's Initial Shares, will be reduced by the pro rata portion of any unamortized organization expenses which the number of Initial Shares redeemed bears to the total number of Initial Shares outstanding immediately prior to such redemption.

G. Other--All the net income of the Portfolio is allocated pro rata among the Fund and the other investors in the Portfolio at the time of such determination.

(2) Administration Fee And Other
Transactions With Affiliates

A. Pursuant to an Administrative Services Agreement ('the Agreement'), Signature provides management and administrative services necessary for the operations of the Trust and furnishes office facilities required for conducting the business of the Trust. Certain officers of Signature serve as officers of the Trust and are

Excelsior Institutional Money Fund
Notes To Financial Statements continued

compensated by Signature. For its services under the Agreement, Signature receives a fee, payable monthly, at an annual rate of 0.01% of the average daily net assets of the Fund, subject to an annual minimum payment of $20,000. For the year ended August 31, 1995, the Fund accrued administration fees totaling $47,453. Signature receives no compensation from the Fund in its capacity as distributor of the Fund's shares.

Pursuant to a Supplemental Advisory Agreement, United States Trust Company of New York ('U.S. Trust') reviews certain investment and custody processes. U.S. Trust receives no compensation for its services under this agreement.

For the year ended August 31, 1995, Mutual Funds Service Company ('MFSC'), a former subsidiary of U.S. Trust (see note 4), received fees amounting to $22,746, for providing sub-transfer agency services to the Fund. MFSC may from time to time perform certain sub-administrative duties for the Fund and is entitled to receive compensation for its services. All such compensation will be paid by Signature. For the year ended August 31, 1995, MFSC received no compensation from Signature for sub-administrative services.

B. The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with U.S. Trust, UST Distributors, Inc. and Mid Atlantic Capital Group Inc. (the 'Shareholder Servicing Agents') pursuant to which each
Shareholder Servicing Agent, as agent for its customers, provides shareholder servicing. For its services, each Shareholder Servicing Agent may receive a fee from the Fund, which may not exceed, on an annualized basis, when combined with any administration fees paid, an amount equal to 0.40% of the average daily net assets of Fund shares owned by customers of the Shareholder Servicing Agent. For the year ended August 31, 1995, the Shareholder Servicing Agents received fees amounting to $444,522, net of $1,406,147 which was voluntarily waived, for providing shareholder servicing to the Fund.

C. Independent Trustees receive an annual retainer of $4,000 and an additional $250 for each meeting of the Board of Trustees attended. In addition, the Trust reimburses independent Trustees for reasonable expenses incurred when acting in their capacity as Trustees.

(3) Investment Transactions

Additions and reductions in the Fund's investment in the Portfolio aggregated $8,171,328,156, and $8,332,335,015, respectively.

(4) Subsequent Event

Effective September 1, 1995, Chase Global Funds Services Company, formerly MFSC, provides sub-transfer agency services to the Fund.

Excelsior Institutional Money Fund
Report of Independent Accountants

To the Trustees of Excelsior Funds (the Trust) and the Shareholders of
Excelsior Institutional Money Fund

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Excelsior Institutional Money Fund (the 'Fund'), a series of the Excelsior Funds, at August 31, 1995 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1995, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
October 5, 1995

Important Tax Information unaudited

For the year ended August 31, 1995, 8.60% of the income dividends paid were derived from interest earned from U.S. Treasury Bills, Notes and Bonds.

Cash Reserves Portfolio
Portfolio Of Investments August 31, 1995

                                                    Principal
                                                      Amount
Issuer                                            (000's omitted)       Value
--------------------------------------------------------------------------------
BANK NOTES--5.3%
Bank of New York
        6.90%, due 11/28/95 ..............           $ 50,000       $ 49,986,402
J.P. Morgan & Co., Inc.
        6.50%, due 5/6/96 ................             50,000         49,992,165
National Bank of Detroit
        6.44%, due 4/19/96 ...............             50,000         50,006,025
Nationsbank, Texas
        7.55%, due 1/9/96 ................             25,000         25,003,013
WestDeusche LandsBank
        6.85%, due 3/1/96 ................             75,000         75,009,696
                                                                    ------------
                                                                     249,997,301
                                                                    ------------
CERTIFICATES OF DEPOSIT
(EURODOLLARS)--2.5%
Barclays Bank
        6.91%, due 10/17/95 ...............            42,000         41,996,253
        6.94%, due 10/17/95 ...............            25,000         25,000,284
Commerzbank AG, N.Y.
        6.76%, due 4/4/96 .................            50,000         50,016,855
                                                                    ------------
                                                                     117,013,392
                                                                    ------------
CERTIFICATES OF DEPOSIT
(YANKEE)--33.2%
ABN Amro
        5.77%, due 12/15/95 ...............            45,000         44,995,579
Banque Paribas
        5.73%, due 1/4/96 .................            50,000         50,000,000
Bayerische Landesbank
        5.95%, due 7/18/96 ................           150,000        150,000,000
Commerzbank AG, N.Y.
        5.77%, due 12/5/95 ................            50,000         49,992,139
Dai Ichi Kangyo Bank, New York
        5.94%, due 9/18/95 ................            83,000         83,000,000
        5.80%, due 9/20/95 ................            75,000         75,000,000
        5.81%, due 9/29/95 ................            50,000         49,993,973
Dresdner Bank
        6.62%, due 3/15/96 ................            65,000         65,003,316
Deutsche Bank
        6.02%, due 8/8/96 .................           $50,000        $50,008,433
Fuji Bank
        6.03%, due 9/1/95 .................            25,000         25,000,000
        5.80%, due 9/18/95 ................           100,000        100,000,000
Industrial Bank of Japan
        5.87%, due 10/30/95 ...............           200,000        200,000,000
Mitsubishi Bank, New York
        7.35%, due 12/6/95 ................            50,000         50,000,000
        7.62%, due 12/29/95 ...............            25,000         25,014,493
Royal Bank of Canada
        5.72%, due 12/22/95 ...............            40,000         40,000,000
Sanwa Bank
        5.90%, due 9/25/95 ................           100,000        100,000,663
        5.87%, due 10/23/95 ...............           100,000        100,001,430
Societe Generale Bank
        5.80%, due 9/22/95 ................           100,000        100,000,000
        7.41%, due 1/23/96 ................            25,000         25,000,930
Sumitomo Bank
        5.81%, due 9/6/95 .................           100,000        100,000,138
        5.81%, due 9/7/95 .................           100,000        100,000,165
                                                                  --------------
                                                                   1,583,011,259
                                                                  --------------
COMMERCIAL PAPER--21.3%
ABN Amro
        5.63%, due 12/19/95 ...............            25,000         24,573,840
        5.66%, due 2/21/96 ................            45,000         43,776,025
        5.66%, due 2/23/96 ................           100,000         97,248,610
Associates Corp.
        5.87%, due 9/1/95 .................           100,000        100,000,000
Bankers Trust Corp.
        5.75%, due 12/29/95 ...............            70,000         68,669,514
Cregem North America
        5.565%, due 12/15/95 ..............            50,000         49,188,438
General Electric Co.
        5.87%, due 9/1/95 .................           100,000        100,000,000
General Electric Capital Co.
        6.73%, due 10/16/95 ...............            25,000         24,789,688
Goldman Sachs
        5.85%, due 9/14/95 ................           150,000        149,683,125


Cash Reserves Portfolio
Portfolio Of Investments August 31, 1995 continued


                                                    Principal
                                                      Amount
Issuer                                            (000's omitted)       Value
--------------------------------------------------------------------------------
Kingdom of Sweden
        5.95%, due 1/10/96 ................           $25,000        $24,458,715
        5.58%, due 2/21/96 ................            80,000         77,854,800
Svenska Handelsbanken
        5.73%, due 9/15/95 ................           106,000        105,763,797
UBS Finance Delaware, Inc.
        5.82%, due 9/1/95 .................           150,000        150,000,000
                                                                  --------------
                                                                   1,016,006,552
                                                                  --------------
FLOATING RATE NOTES--28.1%
Bank One, Chicago
        6.06%, due 2/12/96 ................            50,000         50,000,000
Bank One, Dayton
        5.94%, due 8/30/96 ................            70,000         69,959,162
Bank One, Milwaukee
        5.96%, due 8/28/96 ................            76,000         75,970,150
Bankers Trust Corp.
        6.10%, due 9/29/95 ................            90,000         90,000,000
        6.01%, due 12/18/95 ...............            70,000         70,000,000
Beneficial Corp.
        6.04%, due 6/17/96 ................           100,000        100,000,000
        5.95%, due 8/26/96 ................           100,000         99,950,954
Boatments First National Bank, Kansas
        6.10%, due 2/14/96 ................            40,000         40,000,000
FCC National Bank, Delaware
        6.08%, due 12/20/95 ...............            50,000         50,000,000
Federal National Mortgage Association
        5.95%, due 10/16/95 ...............           150,000        149,997,300
General Electric Capital Co.
        6.025%, due 2/16/96 ...............            50,000         49,991,923
J.P. Morgan & Co., Inc.
        6.00%, due 3/8/96 .................            75,000         74,981,023
Key Bank, N.Y.
        5.76%, due 9/26/95 ................           150,000        149,898,450
        6.00%, due 9/26/95 ................            50,000         49,997,260
Merrill Lynch & Co., Inc.
        6.017%, due 12/4/95 ...............           140,000        140,000,000
Society National Bank
        6.00%, due 9/6/95 .................            50,000         49,999,397
SMM Trust
        5.895%, due 6/14/96 ...............            30,000         30,000,000
                                                                  --------------
                                                                   1,340,745,619
                                                                  --------------
MEDIUM TERM NOTES--1.1%
General Electric Capital Co.
        6.55%, due 3/25/96 ................            50,000         49,974,741
                                                                  --------------
TIME DEPOSIT--2.4%
Chemical Bank
        5.875%, due 9/1/95 ................           116,518        116,518,000
                                                                  --------------
UNITED STATES GOVERNMENT
AGENCY--9.1%
Federal Farm Credit Bank
        5.75%, due 8/1/96 .................           100,000         99,961,557
Federal National Mortgage Association
        6.86%, due 2/28/96 ................            35,000         34,985,167
        5.813%, due 7/5/96 ................           100,000         99,918,632
        5.725%, due 8/16/96 ...............           100,000         99,944,230
        5.76%, due 9/3/96 .................           100,000         99,952,000
                                                                  --------------
                                                                     434,761,586
                                                                  --------------
UNITED STATES TREASURY--3.0%
United States Treasury Bills
        5.49%, due 8/22/96 ................            25,000         23,642,750
        5.52%, due 8/22/96 ................            25,000         23,635,333
        5.535%, due 8/22/96 ...............            50,000         47,263,250
        5.55%, due 8/22/96 ................            50,000         47,255,833
                                                                  --------------
                                                                     141,797,166
                                                                  --------------

Total Investments
   at Amortized Cost ......................             106.0%     5,049,825,616
Other Assets, Less Liabilities ............              (6.0%)     (284,419,511)
                                                       -------    --------------
Net Assets                                              100.0%    $4,765,406,105
                                                       =======    ==============


                       See notes to financial statements

Cash Reserves Portfolio
Statement Of Assets And Liabilities August 31, 1995

Assets:
Investments at value (Note 1A) ..............................     $5,049,825,616
Cash ........................................................                609
Interest receivable .........................................         41,822,762
                                                                  --------------
    Total assets ............................................     $5,091,648,987
                                                                  --------------
Liabilities:
Payable for investments purchased ...........................        325,869,262
Payable to affiliate--investment advisory fee (Note 2A) ......           290,532
Accrued expenses and other liabilities ......................             83,088
                                                                  --------------
    Total liabilities .......................................        326,242,882
                                                                  --------------
Net Assets ..................................................     $4,765,406,105
                                                                  ==============
Represented by:
Paid-in capital for beneficial interests ....................     $4,765,406,105
                                                                  ==============

Cash Reserves Portfolio
Statement Of Operations
For the Year Ended August 31, 1995

Interest Income (Note 1B) ...................................                     $163,277,950
Expenses:
Investment advisory fees (Note 2A) ..........................   $  4,097,854
Administrative fees (Note 2B) ...............................      1,365,951
Custodian fees ..............................................        782,540
Trustees' fees ..............................................         40,605
Auditing fees ...............................................         40,500
Amortization of organization expenses .......................          7,878
Legal fees ..................................................          6,167
Miscellaneous ...............................................         65,368
                                                                -------------
  Total expenses ............................................      6,406,863

  Less aggregate amount waived by Investment Adviser and
    Administrator (Notes 2A and 2B) .........................     (3,672,112)
                                                                -------------
  Net expenses ..............................................                        2,734,751
                                                                                 -------------
  Net investment income .....................................                     $160,543,199
                                                                                 =============

See notes to financial statements

Cash Reserves Portfolio
Statement Of Changes In Net Assets

                                                                       Year Ended August 31,
                                                             --------------------------------------
                                                                    1995                1994
                                                             -----------------    -----------------
Increase (Decrease) in Net Assets from
Operations:
Net investment income ....................................   $     160,543,199    $      46,640,474
                                                             -----------------    -----------------

Capital Transactions:
Proceeds from contributions ..............................      23,437,948,762       11,522,208,314
Value of withdrawals .....................................     (20,980,446,443)     (10,202,958,307)
                                                             -----------------    -----------------
Net increase in net assets from capital transactions .....       2,457,502,319        1,319,250,007
                                                             -----------------    -----------------
Net Increase in Net Assets ...............................       2,618,045,518        1,365,890,481
Net Assets:
Beginning of period ......................................       2,147,360,587          781,470,106
                                                             -----------------    -----------------
End of period ............................................   $   4,765,406,105    $   2,147,360,587
                                                             =================    =================

Cash Reserves Portfolio
Financial Highlights


                                                                Year Ended August 31,
                                           --------------------------------------------------------------
                                               1995           1994        1993        1992        1991
                                               ----           ----        ----        ----        ----
Ratios/Supplemental Data:
Net assets (000 omitted) ...............    $4,765,406    $2,147,361    $781,470    $901,024    $847,811
Ratio of expenses to average net assets ...      0.10%         0.11%       0.20%       0.25%       0.25%
Ratio of net investment income to
  average net assets ......................      5.88%         3.87%       3.15%       4.42%       6.75%

  Note: If  agents of  the  Portfolio had not voluntarily  waived a portion of their fees for the periods indicated, the ratios would have been as follows:

Ratios:
Expenses to average net assets ............      0.23%         0.24%       0.25%       0.25%       0.25%
Net investment income to average net assets      5.75%         3.74%       3.10%       4.42%       6.75%

See notes to financial statements

Cash Reserves Portfolio
Notes To Financial Statements

(1) Significant Accounting Policies

Cash Reserves Portfolio (the 'Portfolio') is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ('SFG') acts as the Portfolio's Administrator and Citibank, N.A. ('Citibank') acts as the Investment Adviser.

The significant accounting policies consistently followed by the Portfolio are in conformity with U.S. generally accepted accounting principles and are as follows:

A. Valuation of Investments--Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

B. Interest Income and Expenses--Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG.

C. U.S. Federal Income Taxes--The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. Repurchase Agreements--It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

E. Other--Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

(2) Investment Advisory Fee and
    Administrative Fee

A. Investment Advisory Fee--The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $4,097,854, of which $2,306,161 was voluntarily waived for the year ended August 31, 1995. The investment advisory fee is computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

B. Administrative Fee--Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The administrative fee amounted to $1,365,951, all of which was voluntarily waived for the year ended August 31, 1995. The Portfolio pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

(3) Investment Transactions

Purchases,   maturities  and  sales  of  money  market  instruments   aggregated
$145,318,101,772 and $142,492,747,680, respectively, for the year ended August 31, 1995.

(4) Line of Credit

The Portfolio, along with other Landmark Funds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $40 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the bor-

Cash Reserves Portfolio
Notes To Financial Statements continued

rowing at the base rate of the bank. In addition, the $15 million committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1995, the commitment fee allocated to the Portfolio was $19,641. Since the line of credit was established, there have been no borrowings.

Cash Reserves Portfolio
Independent Auditors' Report

To the Trustees and the Investors of Cash Reserves Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Cash Reserves Portfolio (the 'Portfolio') as at August 31, 1995 and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1995, by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for our opinion.

In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at August 31, 1995, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated in accordance with U.S. generally accepted accounting principles.


PRICE WATERHOUSE
Chartered Accountants


Toronto, Ontario
October 5, 1995

Administrator and Distributor of the Fund
Signature Broker-Dealer Services, Inc.
6 St. James Avenue
Boston, MA 02116
(617) 423-0800

Investment Adviser of the Portfolio
Citibank, N.A.
153 East 53rd Street
New York, NY 10043

Supplemental Investment Manager
and Transfer Agent of the Fund
United States Trust Company of New York
114 West 47th Street
New York, NY 10036

Custodian and Transfer Agent
of the Portfolio
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Sub-Transfer Agent to the Fund
Chase Global Funds Services Company
73 Tremont Street
Boston, MA 02108

Independent Accountants of the Fund
Price Waterhouse LLP
160 Federal Street
Boston, MA 02110

                                Excelsior Funds


                                 Institutional
                                   Money Fund


                                 Annual Report
                                August 31, 1995
USTEXIMA95